Retirement benefits - Narrative (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) director contract	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Sep. 30, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	£ (3,043)			£ (3,023)
Surplus (deficit) in plan	£ 3,043			3,023
Number of longevity reinsurance contracts | contract	2
Percentage of current pensioner liabilities covered	70.00%
Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	£ 19,311		$ 19,600	19,600		£ 21,513
Benefits paid	1,206	£ 1,230
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(22,354)			(22,623)		(24,914)
Benefits paid	£ (1,195)	(1,221)
Director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director	6
Independent director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director	3
Member nominated director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director	3
UK | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	£ 18,404			18,729
UK | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(21,654)			£ (21,928)
UKRF | UK | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Percentage of fair value of scheme assets invested in liability driven investment strategies			38.00%	38.00%
Barclays Bank Section | UK | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	17,674
Barclays Bank Section | UK | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	£ (20,855)
Percentage of fair value of scheme assets invested in liability driven investment strategies	39.00%
Barclays UK Section | UK | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	£ 730
Barclays UK Section | UK | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	£ (799)
Percentage of fair value of scheme assets invested in liability driven investment strategies	38.00%
Section 75 contributions
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit contributions paid	£ 0	0
Pension defined benefit plans | Foreign countries | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	£ 701			£ 695
Pension defined benefit plans | UKRF | UK
Disclosure of net defined benefit liability (asset) [line items]
Scheme as a percentage of total retirement benefit obligations	95.30%		96.00%	96.00%
Net defined benefit liability (asset)	£ (3,250)			£ (3,199)
Surplus (deficit) in plan	3,250			3,199	£ 1,750
Benefits paid	1,163	1,189
Transfers out of the fund and contribution refunds	£ 148	£ 165
Percentage of longevity risk for current pensioners reinsured	70.00%
Estimate of contributions expected to be paid to plan for next annual reporting period	£ 59
Pension defined benefit plans | UKRF | UK | Longevity reinsurance contrat, netting
Disclosure of net defined benefit liability (asset) [line items]
Longevity reinsurance contracts	£ (103)			£ (117)
Pension defined benefit plans | UKRF | UK | Key UKRF financial assumptions
Disclosure of net defined benefit liability (asset) [line items]
Assumption for future inflation decreases	0.20%
Assumption for future mortality improvements, percentage	1.10%		1.25%	1.25%
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	£ 18,404			£ 18,729		20,618
Weighted average duration of the benefit payments reflected in defined benefit obligation, UKRF		11 years
Duration of expected benefits are projected to be paid out (in excess)	50 years
Benefits paid	£ 1,163	£ 1,189
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations | Within 10 years
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid	35.00%
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations | In years 11 to 20
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid	34.00%
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations | In years 20 to 30
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid	20.00%
Pension defined benefit plans | UKRF | UK | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	£ (21,654)			(21,928)		£ (24,234)
Benefits paid	(1,163)	£ (1,189)
Pension defined benefit plans | Barclays Bank Section | UK
Disclosure of net defined benefit liability (asset) [line items]
Surplus (deficit) in plan	3,181
Maximum funding deficit secured by collateral pool	£ 8,400
Pension defined benefit plans | Barclays Bank Section | UK | Bottom of range
Disclosure of net defined benefit liability (asset) [line items]
Percentage of funding deficit secured by collateral pool	100.00%
Pension defined benefit plans | Barclays Bank Section | UK | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Weighted average duration of the benefit payments reflected in defined benefit obligation, UKRF	11 years
Pension defined benefit plans | Barclays UK Section | UK
Disclosure of net defined benefit liability (asset) [line items]
Surplus (deficit) in plan	£ 69
Maximum funding deficit secured by collateral pool	£ 600
Pension defined benefit plans | Barclays UK Section | UK | Bottom of range
Disclosure of net defined benefit liability (asset) [line items]
Percentage of funding deficit secured by collateral pool	100.00%
Pension defined benefit plans | Barclays UK Section | UK | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Weighted average duration of the benefit payments reflected in defined benefit obligation, UKRF	10 years
Post-employment medical defined benefit plans | Other | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	£ 206			£ 175